INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 576	$ 474	$ 374
Origination and reversal of temporary differences	(51)	75	13
Changes in tax rates or the imposition of new taxes	4	(6)	188
Unrecognized deferred taxes	52	17	39
Net income before income tax	2,029	1,935	3,333
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	622	626	829
Change in substantively enacted tax rates	4	(6)	188
International operations subject to different tax rates	(10)	(5)	(9)
Taxable income attributable to non-controlling interests	(73)	(91)	(325)
Portion of gains subject to different tax rates	(64)	23	(115)
Deferred tax assets not recognized	52	17	39
Permanent differences and other	50	(4)	7
Total income tax expense	$ 581	$ 560	$ 614